Condensed Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Nov. 11, 2020
Balance, shares at Nov. 11, 2020	[1]	0
Common stock issued to Sponsor		$ 288	24,712		25,000
Common stock issued to Sponsor, shares	[1]	2,875,000
Net loss				(8,996)	(8,996)
Balance at Dec. 31, 2020		$ 288	24,712	(8,996)	16,004
Balance, shares at Dec. 31, 2020	[1]	2,875,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		$ 1,150	109,250,365		109,251,515
Sale of 11,500,000 Units, net of underwriting discount and offering expenses, shares		11,500,000
Sale of 417,200 Private Placement Units		$ 42	4,171,958		4,172,000
Sale of 417,200 Private Units, shares		417,200
Proceeds received from sale of shares to representative			2,105		2,105
Initial recognition of warrant liability			(7,025,183)		(7,025,183)
Common stock subject to possible redemption		$ (1,035)	(104,388,621)		(104,389,656)
Common stock subject to possible redemption, shares		(10,117,574)
Net loss				2,973,220	2,973,220
Balance at Mar. 31, 2021		$ 445	2,035,336	2,964,224	5,000,005
Balance, shares at Mar. 31, 2021		4,456,591
Balance at Dec. 31, 2020		$ 288	24,712	(8,996)	16,004
Balance, shares at Dec. 31, 2020	[1]	2,875,000
Net loss					771,059
Balance at Jun. 30, 2021		$ 467	4,237,471	762,063	5,000,001
Balance, shares at Jun. 30, 2021		4,674,626
Balance at Mar. 31, 2021		$ 445	2,035,336	2,964,224	5,000,005
Balance, shares at Mar. 31, 2021		4,456,591
Common stock subject to possible redemption		$ 22	2,202,135		2,202,157
Common stock subject to possible redemption, shares		218,035
Net loss				(2,202,161)	(2,202,161)
Balance at Jun. 30, 2021		$ 467	$ 4,237,471	$ 762,063	$ 5,000,001
Balance, shares at Jun. 30, 2021		4,674,626

[1]	Includes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).